Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.5%
		Australia: 13.7%
2,753		Ampol Ltd.	$ 55,835	0.1
26,511		APA Group - Stapled Security	179,260	0.2
17,366		Aristocrat Leisure Ltd.	539,739	0.5
283,307		Aurizon Holdings Ltd.	677,520	0.6
32,193		Australia & New Zealand Banking Group Ltd.	608,515	0.6
59,734		BHP Group Ltd.	1,673,375	1.6
59,251		Brambles Ltd.	419,775	0.4
326		Cochlear Ltd.	50,128	0.0
15,253		Commonwealth Bank of Australia	1,007,022	1.0
33,631		Computershare Ltd.	454,541	0.4
5,580		CSL Ltd.	1,213,302	1.2
18,903		Fortescue Metals Group Ltd.	227,002	0.2
61,847		Goodman Group	1,079,490	1.0
212,215		GPT Group	791,825	0.8
37,999		National Australia Bank Ltd.	734,257	0.7
75,614		Origin Energy Ltd.	257,490	0.2
12,953		Rio Tinto Ltd.	859,467	0.8
100,299		Santos Ltd.	452,272	0.4
168,082		Scentre Group	367,867	0.3
5,568		Sonic Healthcare Ltd.	168,362	0.2
66,065		South32 Ltd. - AUD	165,088	0.2
61,734		Suncorp Group Ltd.	473,011	0.4
87,076		TABCORP Holdings Ltd.	306,546	0.3
60,456		Telstra Corp., Ltd.	174,231	0.2
39,873		Treasury Wine Estates Ltd.	342,345	0.3
21,337		Wesfarmers Ltd.	860,083	0.8
7,652		WiseTech Global Ltd.	280,313	0.3
			14,418,661	13.7

		China: 32.2%
1,043,000		Agricultural Bank of China Ltd. - H Shares	344,474	0.3
190,700	(1)	Alibaba Group Holding Ltd.	3,045,041	2.9
42,500	(2)	A-Living Smart City Services Co. Ltd - H Shares	99,849	0.1
85,500		Anhui Conch Cement Co., Ltd. - H Shares	389,267	0.4
11,000		Anta Sports Products Ltd.	175,656	0.2
2,331		Autohome, Inc. ADR	79,650	0.1
2,277,000		Bank of China Ltd. - H Shares	790,657	0.8
348,280		Bank of Jiangsu Co. Ltd. - A Shares	321,024	0.3
1,500		Beijing Kingsoft Office Software, Inc. - A Shares	63,162	0.1
15,732		BGI Genomics Co. Ltd. - A Shares	235,372	0.2
115,000		BOC Hong Kong Holdings Ltd.	347,623	0.3
331,300		BOE Technology Group Co. Ltd. - A Shares	250,201	0.2
484,000		Bosideng International Holdings Ltd.	340,602	0.3
3,500		Byd Co., Ltd. - H Shares	137,668	0.1
1,149,000		China Cinda Asset Management Co. Ltd. - H Shares	183,593	0.2
887,000		China CITIC Bank Corp. Ltd. - H Shares	380,704	0.4
674,000		China Communications Services Corp., Ltd. - H Shares	320,864	0.3
2,138,960		China Construction Bank - H Shares	1,393,760	1.3
1,301,000		China Everbright Bank Co. Ltd. - H Shares	446,054	0.4
340,000		China Everbright Ltd.	364,424	0.3
297,000	(2)	China Feihe Ltd.	397,303	0.4
185,000		China Medical System Holdings Ltd.	302,992	0.3
42,000		China Mengniu Dairy Co., Ltd.	235,393	0.2
38,000		China Merchants Bank Co., Ltd. - H Shares	294,383	0.3
332,000		China National Building Material Co., Ltd. - H Shares	356,674	0.3
180,000		China Oilfield Services Ltd. - H Shares	141,738	0.1
85,000		China Overseas Land & Investment Ltd.	195,411	0.2
272,000		China Railway Group Ltd. - H Shares	129,313	0.1
418,000		China Resources Cement Holdings Ltd. - H Shares	304,260	0.3
50,000		China Resources Land Ltd.	208,886	0.2
174,500	(2)	China Resources Pharmaceutical Group Ltd.	75,884	0.1
236,500		China Shenhua Energy Co., Ltd. - H Shares	489,988	0.5
2,242,000	(2)	China Tower Corp. Ltd. - H Shares	283,777	0.3
350,000	(2)	China Yuhua Education Corp. Ltd.	167,415	0.2
40,000		Chinasoft International Ltd.	66,507	0.1
246,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	83,935	0.1
400,000		CITIC Ltd.	360,311	0.3
496,480		CSPC Pharmaceutical Group Ltd.	514,730	0.5
31,061		Daan Gene Co. Ltd. - A Shares	103,550	0.1
392,500	(2)	Dali Foods Group Co. Ltd.	206,367	0.2
11,160		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	61,763	0.0
36,500		Dong-E-E-Jiao Co. Ltd. - A Shares	235,319	0.2
508,000		Far East Horizon Ltd.	441,031	0.4

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
133,660		Focus Media Information Technology Co. Ltd. - A Shares	$ 148,882	0.1
3,945		G-bits Network Technology Xiamen Co. Ltd. - A Shares	233,511	0.2
112,360		Giant Network Group Co. Ltd. - A Shares	178,373	0.2
30,800		Haier Smart Home Co. Ltd. - H Shares	114,933	0.1
154,600		Huadian Power International Corp. Ltd. - A Shares	88,084	0.1
59,800		Huafon Chemical Co. Ltd. - A Shares	100,354	0.1
259,600	(2)	Huatai Securities Co. Ltd. - H Shares	371,954	0.4
45,900		Huaxin Cement Co. Ltd. - A Shares	128,105	0.1
24,900		Huayu Automotive Systems Co. Ltd. - A Shares	100,726	0.1
1,800,414		Industrial & Commercial Bank of China - H Shares	951,399	0.9
163,100		Industrial Bank Co. Ltd. - A Shares	459,696	0.4
19,918		Intco Medical Technology Co. Ltd. - A Shares	204,115	0.2
16,202		Jafron Biomedical Co. Ltd. - A Shares	130,468	0.1
5,300		Jason Furniture Hangzhou Co. Ltd. - A Shares	55,542	0.1
8,279	(1)	JD.com, Inc. ADR	696,347	0.7
268,200		Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	288,037	0.3
142,100		Jinke Properties Group Co. Ltd. - A Shares	91,667	0.1
5,200		JiuGui Liquor Co. Ltd. - A Shares	183,011	0.2
187,000		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	351,098	0.3
3,558		JOYY, Inc. ADR	182,170	0.2
643,000		Kaisa Group Holdings Ltd. - H Shares	87,695	0.1
101,000		Kingboard Holdings Ltd.	507,009	0.5
73,400		Kingsoft Corp. Ltd.	317,619	0.3
800		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	242,456	0.2
55,000		KWG Group Holdings Ltd.	40,785	0.0
378,000		Lenovo Group Ltd.	387,076	0.4
32,000		Li Ning Co. Ltd.	361,939	0.3
129,000		Logan Group Co. Ltd.	124,567	0.1
31,100		Maccura Biotechnology Co. Ltd. - A Shares	152,543	0.1
38,000	(1),(2)	Meituan Class B	1,154,984	1.1
85,000		Ming Yuan Cloud Group Holdings Ltd.	242,290	0.2
5,232		NetEase, Inc. ADR	563,643	0.5
21,400		New China Life Insurance Co. Ltd. - H Shares	57,166	0.1
17,552	(1)	NIO, Inc. ADR	686,810	0.6
51,390		Perfect World Co. Ltd./China - A Shares	151,970	0.1
1,156,000		PetroChina Co., Ltd. - H Shares	500,558	0.5
5,400	(2)	Pharmaron Beijing Co. Ltd. - H Shares	111,409	0.1
168,000		PICC Property & Casualty Co., Ltd. - H Shares	143,630	0.1
22,000		Ping An Bank Co. Ltd. - A Shares	60,169	0.1
15,000		Ping An Insurance Group Co. of China Ltd. - H Shares	103,984	0.1
191,000		Powerlong Real Estate Holdings Ltd.	115,053	0.1
27,500		Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	80,845	0.1
83,000		Shanghai International Port Group Co. Ltd. - A Shares	62,424	0.1
30,400		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	55,429	0.1
2,403		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	135,793	0.1
58,000		Shimao Group Holdings Ltd.	66,844	0.1
24,900		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	74,129	0.1
500,000		Sino Biopharmaceutical Ltd.	365,522	0.3
22,000	(2)	Smoore International Holdings Ltd.	131,149	0.1
69,100		Tencent Holdings Ltd.	4,029,848	3.8
16,700		Tianjin 712 Communication & Broadcasting Co. Ltd. - A Shares	97,246	0.1
150,000		Tingyi Cayman Islands Holding Corp.	289,787	0.3
159,000	(2)	Topsports International Holdings Ltd. - H Shares	184,881	0.2
44,000		Tsingtao Brewery Co., Ltd. - H Shares	355,670	0.3
271,000		Uni-President China Holdings Ltd.	265,878	0.3
378,000		Want Want China Holdings Ltd.	319,074	0.3
50,092		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	185,007	0.2
372,600		Yuexiu Property Co. Ltd.	347,800	0.3
197,000		Zhejiang Semir Garment Co. Ltd. - A Shares	222,885	0.2

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
37,100		Zhuzhou Kibing Group Co. Ltd. - A Shares	$ 92,798	0.1
			33,901,411	32.2

		Hong Kong: 5.9%
55,574		AIA Group Ltd.	585,053	0.6
107,800		Chow Tai Fook Jewellery Group Ltd.	192,746	0.2
100,500		CK Hutchison Holdings Ltd.	629,152	0.6
28,000		CK Infrastructure Holdings Ltd.	162,497	0.1
18,500		Hong Kong Exchanges and Clearing Ltd.	1,017,342	1.0
76,000		Hongkong Land Holdings Ltd. - HKHGF	409,726	0.4
83,500		Power Assets Holdings Ltd.	503,061	0.5
94,000		SITC International Holdings Co. Ltd.	375,284	0.4
80,000		Swire Pacific Ltd. - Class A	441,690	0.4
246,400		Swire Properties Ltd.	584,833	0.5
37,500		Techtronic Industries Co., Ltd.	771,252	0.7
901,746	(2)	WH Group Ltd.	567,376	0.5
			6,240,012	5.9

		India: 10.8%
2,119		ACC Ltd.	64,342	0.1
8,096	(1)	Axis Bank Ltd.	70,505	0.1
55,133	(1)	Bharti Airtel Ltd.	534,295	0.5
28,281		Cholamandalam Investment and Finance Co. Ltd.	206,976	0.2
29,273		Cipla Ltd.	378,169	0.4
40,014		Container Corp. Of India Ltd.	329,959	0.3
37,350		GAIL India Ltd.	64,500	0.1
28,459		Grasim Industries Ltd.	630,215	0.6
51,456		Hindalco Industries Ltd.	282,336	0.3
9,481		Housing Development Finance Corp.	337,457	0.3
119,791		ICICI Bank Ltd.	1,132,320	1.1
43,466		Indus Towers Ltd.	164,474	0.1
70,574		Infosys Ltd.	1,605,277	1.5
140,020		ITC Ltd.	411,420	0.4
26,487		Mahindra & Mahindra Ltd.	294,377	0.3
4,442		Muthoot Finance Ltd.	84,266	0.1
340,964		Oil & Natural Gas Corp., Ltd.	639,648	0.6
116,771		Power Grid Corp. of India Ltd.	321,025	0.3
339,679		REC Ltd.	607,291	0.6
610		Shree Cement Ltd.	212,025	0.2
14,330		Shriram Transport Finance Co. Ltd.	268,491	0.2
95,999		State Bank of India	587,278	0.5
15,893		Tata Consultancy Services Ltd.	746,928	0.7
37,737		Tata Steel Ltd.	535,459	0.5
43,789		Tech Mahindra Ltd.	896,863	0.8
			11,405,896	10.8

		Indonesia: 2.5%
2,457,300		Adaro Energy Tbk PT	292,789	0.3
855,100		Astra International Tbk PT	344,799	0.3
1,080,000		Bank Central Asia Tbk PT	548,778	0.5
1,033,800		Bank Mandiri Persero TBK PT	504,680	0.5
142,700		Indah Kiat Pulp & Paper Tbk PT	75,067	0.1
1,935,800		Kalbe Farma Tbk PT	216,192	0.2
85,500		Semen Indonesia Persero Tbk PT	47,639	0.0
995,800		Telkom Indonesia Persero Tbk PT	277,256	0.3
236,000		United Tractors Tbk PT	351,050	0.3
			2,658,250	2.5

		Malaysia: 1.0%
12,000		Fraser & Neave Holdings Bhd	73,269	0.1
67,100		Hong Leong Bank BHD	288,061	0.3
233,500		Kossan Rubber Industries Bhd	119,203	0.1
85,600		Public Bank BHD	80,082	0.1
244,800		RHB Bank Bhd	306,752	0.3
130,200		Supermax Corp. Bhd	58,121	0.0
196,200		Top Glove Corp. Bhd	136,499	0.1
			1,061,987	1.0

		New Zealand: 0.6%
2,802		Fisher & Paykel Healthcare Corp. Ltd.	63,397	0.1
163,022		Spark New Zealand Ltd.	509,864	0.5
			573,261	0.6

		Philippines: 0.8%
19,540		GT Capital Holdings, Inc.	220,459	0.2
143,730		International Container Terminal Services, Inc.	564,536	0.6
			784,995	0.8

		Singapore: 1.9%
990,200		Genting Singapore Ltd.	558,098	0.5
55,300		Oversea-Chinese Banking Corp., Ltd.	443,185	0.4
107,300		Singapore Technologies Engineering Ltd.	298,531	0.3
53,200		Venture Corp. Ltd.	719,913	0.7
			2,019,727	1.9

		South Korea: 8.5%
1,041		Amorepacific Corp.	137,533	0.1
2,638		AMOREPACIFIC Group	91,570	0.1
489		BGF retail Co. Ltd.	59,743	0.1
154		CJ CheilJedang Corp.	45,898	0.0
5,458		CJ Corp.	367,393	0.3
1,661		CJ ENM Co. Ltd.	189,464	0.2
6,058		DB Insurance Co. Ltd.	274,559	0.3
7,854		Fila Holdings Corp.	231,276	0.2
5,127		GS Engineering & Construction Corp.	158,259	0.2
4,054		GS Holdings Corp.	127,697	0.1

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
20,772	Hana Financial Group, Inc.	$ 690,405	0.7
7,077	Hankook Tire & Technology Co. Ltd.	229,458	0.2
2,283	Hyundai Engineering & Construction Co. Ltd.	84,821	0.1
597	Hyundai Mobis Co. Ltd.	110,801	0.1
7,834	Hyundai Steel Co.	243,837	0.2
2,879	Kakao Corp.	294,550	0.3
15,785	KB Financial Group, Inc.	701,531	0.7
8,237	Kia Corp.	539,107	0.5
878	Korea Investment Holdings Co., Ltd.	55,501	0.1
359	LG Chem Ltd.	210,299	0.2
938	LG Electronics, Inc.	91,298	0.1
13,060	LG Uplus Corp.	148,628	0.1
4,401	Lotte Shopping Co. Ltd.	309,507	0.3
2,034	POSCO	446,576	0.4
3,726	Samsung Electro-Mechanics Co. Ltd.	521,776	0.5
282	Samsung SDI Co., Ltd.	162,940	0.2
16,048	Shinhan Financial Group Co., Ltd.	466,697	0.4
2,150	Shinsegae, Inc.	393,854	0.4
1,053	SK Chemicals Co. Ltd.	123,270	0.1
576	SK, Inc.	125,437	0.1
7,082	SK Hynix, Inc.	677,047	0.6
3,459	(1) SK Square Co. Ltd.	360,488	0.3
5,350	SK Telecom Co., Ltd.	244,971	0.2
7,292	Woori Financial Group, Inc.	77,181	0.1
		8,993,372	8.5

	Taiwan: 14.3%
18,000	ASE Technology Holding Co. Ltd	65,615	0.1
272,000	AU Optronics Corp.	195,944	0.2
55,000	China Steel Corp.	64,167	0.1
73,000	Evergreen Marine Corp. Taiwan Ltd.	323,331	0.3
15,000	Formosa Plastics Corp.	55,016	0.0
6,180	Hiwin Technologies Corp.	63,213	0.0
473,000	Innolux Corp.	295,142	0.3
34,000	MediaTek, Inc.	1,232,522	1.2
43,000	Micro-Star International Co., Ltd.	251,619	0.2
17,000	Nan Ya Printed Circuit Board Corp.	379,742	0.4
273,000	Nanya Technology Corp.	725,585	0.7
42,000	Novatek Microelectronics Corp., Ltd.	699,358	0.7
149,000	Powertech Technology, Inc.	529,413	0.5
41,000	Realtek Semiconductor Corp.	813,402	0.8
315,627	Taiwan Semiconductor Manufacturing Co., Ltd.	6,712,973	6.4
39,000	Unimicron Technology Corp.	318,474	0.3
238,000	United Microelectronics Corp.	544,850	0.5
125,000	Vanguard International Semiconductor Corp.	696,404	0.7
8,800	Wan Hai Lines Ltd.	49,437	0.0
316,000	Winbond Electronics Corp.	363,361	0.3
11,000	Yageo Corp.	179,683	0.2
58,000	(1) Yang Ming Marine Transport Corp.	238,169	0.2
65,000	Zhen Ding Technology Holding Ltd.	227,891	0.2
		15,025,311	14.3

	Thailand: 1.3%
56,500	Electricity Generating PCL - Foreign	277,806	0.3
109,000	Indorama Ventures PCL - Foreign	126,557	0.1
224,400	Land & Houses PCL - Foreign	55,471	0.1
40,500	PTT Exploration & Production PCL	135,615	0.1
102,800	PTT Exploration & Production PCL - Foreign	344,229	0.3
69,900	Siam Commercial Bank PCL - Foreign	252,346	0.2
201,700	Sri Trang Gloves Thailand PCL - Foreign	179,568	0.2
		1,371,592	1.3

	Total Common Stock
	(Cost $95,013,763)	98,454,475	93.5

EXCHANGE-TRADED FUNDS: 2.6%
33,000	iShares MSCI All Country Asia ex Japan ETF	2,748,570	2.6

	Total Exchange-Traded Funds
	(Cost $2,957,196)	2,748,570	2.6

PREFERRED STOCK: 3.0%
	South Korea: 3.0%
59,132	Samsung Electronics Co., Ltd.	3,188,752	3.0

	Total Preferred Stock
	(Cost $2,057,195)	3,188,752	3.0

	Total Long-Term Investments
	(Cost $100,028,154)	104,391,797	99.1

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
1,225,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,225,000)	$ 1,225,000	1.2

	Total Short-Term Investments
	(Cost $1,225,000)	1,225,000	1.2

	Total Investments in Securities (Cost $101,253,154)	$ 105,616,797	100.3
	Liabilities in Excess of Other Assets	(331,160)	(0.3)
	Net Assets	$ 105,285,637	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	24.2%
Financials	19.2
Consumer Discretionary	12.0
Communication Services	8.3
Materials	6.9
Industrials	6.3
Health Care	5.4
Real Estate	4.8
Consumer Staples	4.2
Energy	3.4
Exchange-Traded Funds	2.6
Utilities	1.8
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$14,418,661	$–	$14,418,661
China	3,936,146	29,965,265	–	33,901,411
Hong Kong	–	6,240,012	–	6,240,012
India	–	11,405,896	–	11,405,896
Indonesia	–	2,658,250	–	2,658,250
Malaysia	681,966	380,021	–	1,061,987
New Zealand	–	573,261	–	573,261
Philippines	564,536	220,459	–	784,995
Singapore	–	2,019,727	–	2,019,727
South Korea	–	8,993,372	–	8,993,372
Taiwan	–	15,025,311	–	15,025,311
Thailand	179,568	1,192,024	–	1,371,592
Total Common Stock	5,362,216	93,092,259	–	98,454,475
Exchange-Traded Funds	2,748,570	–	–	2,748,570
Preferred Stock	–	3,188,752	–	3,188,752
Short-Term Investments	1,225,000	–	–	1,225,000
Total Investments, at fair value	$9,335,786	$96,281,011	$–	$105,616,797
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(63,521)	$–	$(63,521)
Total Liabilities	$–	$(63,521)	$–	$(63,521)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2021, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI Australia ETF	Morgan Stanley & Co. International PLC	Call	12/17/21	USD	25.330	86,854	USD	2,068,350	$31,901	$(3,416)
iShares MSCI Emerging Markets ETF	Royal Bank of Canada	Call	12/17/21	USD	50.920	492,930	USD	23,734,925	323,806	(60,105)
									$355,707	$(63,521)

Currency Abbreviations
USD	-	United States Dollar

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $100,968,430.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,635,523
Gross Unrealized Depreciation	(12,027,227)

Net Unrealized Appreciation	$4,608,296